EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Raw materials and consumables	$ 143.0	$ 127.6
Salaries and employee benefits	93.3	84.9
Contractors	43.6	35.0
Repairs and maintenance	23.9	21.1
General and administrative	20.2	14.8
Operating leases	2.9	7.7
Royalties	8.4	6.3
Drilling and analytical	1.3	1.3
Other	3.3	4.3
Total production expenses	339.9	303.0
Less: Production expenses capitalized	(23.0)	(39.7)
Less: Change in inventories and work-in-progress	4.1	12.2
Total operating expenses	$ 321.0	$ 275.5